Investment Securities (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available for Sale, Within one year, Amortized cost	$ 507,612	$ 0
Available for Sale, Over one to five years, Amortized cost	0	0
Available for Sale, Over five to ten years, Amortized cost	1,136,919	501,991
Available for Sale, Over ten years, Amortized cost	378,944	751,040
Available for Sale, Single Maturity Date, Amortized Cost	2,023,475	1,253,031
Available for Sale, Mortgage-backed securities and SBA pools, due in monthly installments, Amortised cost	32,825,356	22,524,260
Available-for-sale Securities, Amortized Cost	34,848,831	23,777,291
Available for Sale, Within one year, Fair value	492,243	0
Available for Sale, Over one to five years, Fair value	0	0
Available for Sale, Over five to ten years, Fair value	1,163,288	552,070
Available for Sale, Over ten years, Fair value	403,039	797,172
Available for Sale, Single Maturity Date, Fair value	2,058,570	1,349,242
Available for Sale, Mortgage-backed securities, due in monthly installments, Fair value	32,327,369	22,295,342
Available-for-sale Securities, Debt Securities, Fair value	34,385,939	23,644,584
Held to Maturity, Within one year, Amortised cost	0	0
Held to Maturity, Over one to five years, Amortised cost	0	0
Held to Maturity, Over five to ten years, Amortised cost	2,657,130	2,276,250
Held to Maturity, Over ten years, Amortised cost	15,330,498	14,327,817
Held to Maturity, Single maturity date, Amortised cost	17,987,628	16,604,067
Held to Maturity, Mortgage-backed securities, due in monthly installments, Amortised cost	0	0
Held to Maturity Securities, Amortised cost	17,987,628	16,604,067
Held to Maturity, Within one year, Fair value	0	0
Held to Maturity, Over one to five years, Fair value	0	0
Held to Maturity, Over five to ten years, Fair value	2,702,121	2,308,733
Held to Maturity, Over ten years, Fair value	15,131,678	14,578,164
Held to Maturity, Single maturity date, Fair value	17,833,799	16,886,897
Held to Maturity, Mortgage-backed securities, due in monthly installments, Fair value	0	0
Held-to-maturity Securities, Fair Value	$ 17,833,799	$ 16,886,897